Debt Narrative - Debt and Credit Facilities - Energy (Details) (Energy Segment [Member], USD $)										0 Months Ended
	Jun. 30, 2012 ABL Credit Facility [Member] Revolving Credit Facility [Member]	Apr. 06, 2010 CVR Issuers [Member] CVR First Lien Notes [Member] Term Loan [Member]	Apr. 06, 2010 CVR Issuers [Member] CVR Second Lien Notes [Member] Term Loan [Member]	Dec. 15, 2011 CVR Issuers [Member] Additional CVR Notes [Member] Term Loan [Member]	Jun. 30, 2012 CRLLC [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 15, 2011 CRLLC [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Feb. 22, 2011 CRLLC [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Feb. 22, 2011 CRLLC [Member] ABL Credit Facility [Member] Letter of Credit [Member]	Feb. 22, 2011 CRLLC [Member] Terminated First Priority Credit Facility, Replaced by ABL Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 04, 2012 CRLLC [Member] Debt repurchase percentage of principal amount authorized if change of control [Member] CVR Notes [Member] Term Loan [Member]	May 04, 2012 CRLLC [Member] Debt repurchase percentage of principal amount authorized if change of control [Member] CVR Notes [Member] Term Loan [Member]	Jun. 30, 2012 CRLLC [Member] LIBOR [Member] Minimum [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 CRLLC [Member] LIBOR [Member] Maximum [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 CRLLC [Member] Base Rate [Member] Minimum [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 CRLLC [Member] Base Rate [Member] Maximum [Member] ABL Credit Facility [Member] Revolving Credit Facility [Member]	Apr. 13, 2011 CRNF [Member] Term Loan [Member]	Apr. 13, 2011 CRNF [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 CRNF [Member] Base Rate [Member]	Jun. 30, 2012 CRNF [Member] EuroDollar [Member]
Debt Instrument [Line Items]
Term Loan Facility		$ 275,000,000	$ 225,000,000	$ 200,000,000												$ 125,000,000
Interest rate, long-term debt		9.00%	10.875%	9.00%
Debt Instrument, Unamortized Premium											54,000,000
Redemtion percentage of principal amount										101.00%	101.00%
Line of credit facility						400,000,000	250,000,000		150,000,000								25,000,000
Letters of credit sublimit as a percentage of total facility commitment								90.00%
Line of credit facility, potential increase in maximum borrowing capacity if covenant requirements met							250,000,000										50,000,000
Availability under ABL credit facility	347,000,000
Letters of Credit Outstanding, Amount	53,000,000
Line of credit facility, outstanding borowings					$ 0
Percentage spread on debt												2.75%	3.00%	1.75%	2.00%			2.50%	3.50%